Unaudited Interim Condensed Statements of Operating and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Operating expenses:
Research and development	[1]	$ 1,862,735	$ 41,421
General and administrative	[1]	2,680,018	1,040,273
Total operating expenses		4,542,753	1,081,694
Operating loss		(4,542,753)	(1,081,694)
Other income (expense), net		7,544	(62,193)
Interest expense		(48,099)	(37,094)
Interest on related party loans		(20,034)	(51,235)
Net loss		(4,603,342)	(1,232,216)
Other comprehensive loss:
Defined pension plan adjustments		(160,472)
Comprehensive loss		$ (4,763,814)	$ (1,232,216)
Basic and diluted net loss per common share (in Dollars per share)		$ (0.42)	$ (0.18)
Weighted average common shares used for computing basic and diluted net loss per common share (in Shares)		11,069,254	6,960,000

[1]	Comparative figures for the six months ended June 30, 2020 were restated to correct the classification of intellectual property expenses from research and development expenses to general and administrative expenses. For further information, see Note 3 “Restatement of Previously Issued Financial Statements” to the financial statements.